Property and Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment are summarized as follows:

	December 31		December 31, 2017
	2018	2017	Predecessor
Furniture and Fixtures	$14,895	$-	$36,471
Office Equipment	73,205	-	180,576
Leasehold improvements	6,208	-	-
Computer Software	12,292	-	63,607
	106,600	-	280,654
Accumulated depreciation	(40,655)	-	(162,414)
Property and equipment, net	$65,945	$-	$118,240

Depreciation expense was $40,655 and $0 for the years ended December 31, 2018 and 2017, respectively. As it pertains to the predecessor, for the period from January 1, 2018 through April 8, 2018, depreciation expense was $18,486 and for the year ended December 31, 2017, depreciation expense was $83,569.